Certain risks and concentration	12 Months Ended
Dec. 31, 2016
Certain risks and concentration [Abstract]
Certain risks and concentration
3.	Certain risks and concentration

(a)	PRC regulations

Foreign ownership of internet-based businesses is subject to significant restrictions under the current PRC laws and regulations. The PRC government regulates internet access, the distribution of online information and the conduct of online commerce through strict business licensing requirements and other government regulations. These laws and regulations also limit foreign ownership in PRC companies that provide internet information distribution services. Specifically, foreign ownership in an internet information provider or other value-added telecommunication service providers may not exceed 50%. Foreigners or foreign invested enterprises are currently not able to apply for the required licenses for operating online games in the PRC. The Company is incorporated in the Cayman Islands and accordingly, the Company is considered as a foreign invested enterprise under PRC law.

As mentioned in Note 1(e), in order to comply with the PRC laws restricting foreign ownership in the online business in China, the Group operates the online business in China through contractual arrangements with its principal VIE, namely Guangzhou Huaduo. As of December 31, 2016, Beijing Tuda owns majority equity interests of Guangzhou Huaduo’s.

Guangzhou Huaduo holds the licenses and permits necessary to conduct its internet value-added services and online advertising in the PRC. If the Company had direct ownership of the VIE, it would be able to exercise its rights as a shareholder to effect changes in the board of directors, which in turn could affect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on the VIE and its shareholders’ performance of their contractual obligations to exercise effective control. In addition, the Group’s contractual agreements have terms range from 10 to 30 years, which are subject to Beijing Huanju Shidai’s unilateral termination right. Under the respective service agreements, Beijing Huanju Shidai will provide services including technology support, technology services, business support and consulting services to Guangzhou Huaduo in exchange for service fees. The amount of service fees payable is determined by various factors, including (a) a percentage of Guangzhou Huaduo’s revenues or earnings, and (b) the expenses that Beijing Huanju Shidai incurs for providing such services. Beijing Huanju Shidai may charge up to 100% of the income in Guangzhou Huaduo and a multiple of the expenses incurred for providing such services, as determined by Beijing Huanju Shidai from time to time. The service fees payable by Guangzhou Huaduo to Beijing Huanju Shidai are determined to be up to 100% of the profits of Guangzhou Huaduo, with the timing of such payment to be determined at the sole discretion of Beijing Huanju Shidai. If fees were incurred, it would be significant to the Company and the operating companies’ economic performance because it will be incurred and paid at up to 100% of the earnings of the VIE. Fees incurred would be remitted, subject to further PRC restrictions. None of the VIEs or their shareholders are entitled to terminate the contracts prior to the expiration date, unless under remote circumstances such as a material breach of agreement or bankruptcy as it pertains to the service and business operation agreements and their amendment. For the years ended December 31, 2014, 2015 and 2016, Guangzhou Huanju Shidai and Beijing Huanju Shidai determined that service fees of RMB363,117 , RMB274,285 and RMB305,792 were charged to Guangzhou Huaduo. The service fees are typically determined based on the costs and expenses that WOFEs incurs for providing relevant technology support to Guangzhou Huaduo, as well as the consideration of Guangzhou Huaduo’s future business development plan and its increasingly growing and diverse operational needs.

As of December 31, 2016, Beijing Tuda and Bilin Online, as the Group’s VIEs, still have no substantial business operation. Therefore no service fees were charged by Beijing Huanju Shidai and Bilin Changxiang respectively for the periods presented as both of the two VIEs have accumulated losses since inception.

Further, the Group believes that the contractual arrangements among Beijing Huanju Shidai and Bilin Changxiang, the VIEs, and their shareholders are in compliance with PRC law and are legally enforceable. However, the PRC government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. The PRC government may also require the Group to restructure the Group’s operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. Furthermore, it could revoke the Group’s business and operating licenses, require it to discontinue or restrict its operations, restrict its right to collect revenues, block its website, require it to restructure its operations, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, Beijing Huanju Shidai and Bilin Changxiang, and the VIEs.

On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Group’s VIE arrangements, and as a result the Group’s VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law does not make clear how “control” would be determined for such purpose, and is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, that the Group’s operation of certain of its businesses through VIEs violates the Draft FIE Law, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses may require the Group to take various actions as discussed in the paragraph above. The Group’s management considers the possibility of such a finding by PRC regulatory authorities under the Draft FIE Law, if it becomes effective, to be remote.

The following consolidated financial information of the Group’s VIEs excluding the intercompany items with the Group’s subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2015	2016
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	403,722	1,397,738
Short-term deposits	250,000	1,235,000
Restricted short-term deposits	110,000	-
Accounts receivable, net	127,365	165,971
Inventory	14,385	2,266
Amounts due from related parties	5,164	135,245
Prepayments and other current assets	117,536	207,245
Deferred tax assets	87,492	83,242
Total current assets	1,115,664	3,226,707

Non-current assets
Deferred tax assets	3,363	10,502
Investments	285,292	496,870
Property and equipment, net	292,340	261,915
Intangible assets, net	110,214	27,241
Land use right, net	-	1,872,394
Goodwill	136,066	2,527
Other non-current assets	1,932,356	85,583
Total non-current assets	2,759,631	2,757,032

Total assets	3,875,295	5,983,739

Liabilities
Current liabilities
Accounts payable	108,500	117,917
Deferred revenue	385,300	429,883
Advances from customers	45,189	56,108
Income taxes payable	80,978	112,779
Accrued liabilities and other current liabilities	579,760	988,911
Amounts due to related parties	23,684	91,245
Total current liabilities	1,223,411	1,796,843

Non-current liabilities
Deferred revenue	20,752	19,125
Deferred tax liabilities	12,592	4,777
Total non-current liabilities	33,344	23,902

Total liabilities	1,256,755	1,820,745

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Net revenues	3,543,994	5,821,305	8,164,100
Net income	1,136,570	1,267,111	1,874,435

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Net cash provided by operating activities	1,313,521	2,164,953	2,538,836
Net cash used in investing activities	(994,574)	(2,251,207)	(1,313,002)
Net cash provided by financing activities	-	704,298	8,508
	318,947	618,044	1,234,342

(b)	Foreign exchange risk

The revenues and expenses of the Group’s subsidiaries and VIEs in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The Group’s financing activities are denominated in U.S. dollars. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(c)	Concentration risk

(i)	Concentration of revenue

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2014, 2015 and 2016.

(ii)	Concentration of accounts receivable

The Group collects accounts receivable from payment platforms, external game platforms and advertising customers. The Group depends on payments from a limited number of payment platforms. The top 10 accounts receivable accounted for 82% and 75% of the total accounts receivable as of December 31, 2015 and 2016, respectively. The following table summarizes the percentage of accounts receivable from payment platforms with over 10% of total accounts receivable:

	December 31,
	2015		2016
	RMB		RMB
Payment platforms
B1	35%		19%
B2		*	17%

*	Less than 10%

(d)	Credit risk

As of December 31, 2015 and 2016, substantially all of the Group’s cash and cash equivalents and short-term deposits were placed with the PRC and international financial institutions. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are either PRC banks or international banks with high credit quality. The Group had not experienced any losses on its deposits of cash and cash equivalents and term deposits during the years ended December 31, 2014, 2015 and 2016 and believes that its credit risk to be minimal.